Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2026
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	September 30, 2026	December 31, 2025
	$	$
USD – United States dollar	20,945,404	19,191,738
AUD – Australian dollar	443,223	373,330
GBP – Sterling	317,131	226,857
TZS – Tanzanian Shilling	456,849	347,837
Other currencies	6,113	4,488
Total cash and cash equivalents	22,168,720	20,144,250